Equipment on Operating Leases	12 Months Ended
Dec. 31, 2012
Equipment on Operating Leases [Abstract]
Equipment on Operating Leases

Note 7: Equipment on Operating Leases

A summary of equipment on operating leases as of December 31, 2012, and 2011 is as follows:

	2012	2011
	(in millions)
Equipment on operating leases	$951	$854
Accumulated depreciation	(184)	(188)

Net equipment on operating leases	$767	$666

Depreciation expense totaled $126 million, $114 million, and $120 million for the years ended December 31, 2012, 2011, and 2010, respectively, and is included in “Other, net” in the accompanying consolidated statements of operations.

Lease payments owed to CNH for equipment under non-cancelable operating leases as of December 31, 2012, are as follows:

Amount
(in millions)
2013	$101
2014	62
2015	25
2016	10
2017	2

Total	$200